SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Revenue Recognition and Segment Information (Details)	12 Months Ended
Dec. 31, 2021 segment
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Number of Operating Segments	1